Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended										6 Months Ended			12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net loss	$ (12,258,000)	$ (14,126,000)	$ (18,036,000)	$ (16,386,000)	$ 4,506,000	$ (6,883,000)	$ (5,628,000)	$ (2,319,000)	$ (1,501,000)	$ (1,704,000)	$ (26,384,000)		$ (2,374,000)	$ (36,799,000)	$ (11,152,000)	$ (16,031,000)
Denominator
Weighted average shares, basic and diluted (restated) (in shares)											18,379,000	[1]	1,412,000	4,924,000	1,398,000	1,377,000
Net loss per share, basic and diluted (restated) (in dollars per share)	$ (0.67)	$ (0.77)					$ (4.02)	$ (1.66)	$ (1.07)	$ (1.22)	$ (1.44)	[1]	$ (1.68)	$ (7.47)	$ (7.98)	$ (11.64)
As originally reported
Numerator
Net loss													$ (2,374,000)	$ (36,799,000)	$ (11,152,000)	$ (16,031,000)
Denominator
Weighted average shares, basic and diluted (restated) (in shares)													12,945,000	14,058,000	11,139,000	10,193,000
Net loss per share, basic and diluted (restated) (in dollars per share)													$ (0.18)	$ (2.62)	$ (1.00)	$ (1.57)
Restated adjustment | Correction of errors on the loss per share
Denominator
Net loss per share, basic and diluted (restated) (in dollars per share)													$ (1.50)	$ (4.85)	$ (6.98)	$ (10.07)
Restated adjustment | Correction of errors on the loss per share | Redeemable convertible preferred stock
Denominator
Weighted average shares, basic and diluted (restated) (in shares)													(11,533,000)	(9,134,000)	(9,741,000)	(8,816,000)

[1]	The net loss, basic and diluted and weighted average shares, basic and diluted for the six months ended June 30, 2013 is correct and is not being restated